SHAREHOLDERS' EQUITY - Treasury shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		6 Months Ended
	May 04, 2022	Jun. 30, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Number of shares held in treasury		24,316,669	12,042,004
Average cost per share		R$ 33.62
Historical value		R$ 817,451	R$ 218,265
Market value		1,208,295	R$ 723,845
Market value of shares repurchased		R$ 601,551
Repurchase Program
SHAREHOLDERS' EQUITY
Number of shares authorized for repurchase	20,000,000
Number of shares repurchased		12,405,100
Price per share of shares repurchased		R$ 48.49
Market value of shares repurchased		R$ 601,551
Restricted Shares Plan, 2018 | Common Shares
SHAREHOLDERS' EQUITY
Shares issued from compensation plan		130,435
Price per share of shares issued from compensation plan		R$ 39.10
Historical value of shares issued from compensation plan		R$ 5,100